LEASE - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
LEASE
Lease receivables	¥ 2,136		¥ 2,175		$ 293
Failed sale-leaseback transactions as seller-lessee
Sale leaseback liability current	¥ 62,543				$ 8,568
Effective interest rate	4.50%				4.50%
Interest expenses	¥ 15,848	$ 2,171	74,024	¥ 47,049
Sale leaseback liability non current	221,438				$ 30,337
Short term lease cost	289	40
Prepaid land lease amortization expenses	388,233	53,187	397,859
Right-of-use asset amortization expenses	9,627	1,319	9,627	¥ 9,627
Lease receivables | Bank and other borrowings
LEASE
Assets pledged as collateral	7,137		1,759		978
Lease receivables | Bank borrowings
LEASE
Assets pledged as collateral	7,137		1,759		978
Lease receivables | Other borrowings
LEASE
Assets pledged as collateral	23,086		¥ 40,066		$ 3,163
Cost of revenue
Failed sale-leaseback transactions as seller-lessee
Short term lease cost	14,915	2,044
General and administrative expense
Failed sale-leaseback transactions as seller-lessee
Short term lease cost	¥ 17,197	$ 2,356
Minimum
Failed sale-leaseback transactions as seller-lessee
Effective interest rate	2.08%				2.08%
Maximum
Failed sale-leaseback transactions as seller-lessee
Effective interest rate	11.68%				11.68%